Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following as of June 30, 2024 and 2023:
	2024	2023
Buildings and improvements	$4,995,614	$4,963,911
Motor vehicles	341,886	337,202
Office and electronic equipment	126,293	330,232
Machinery	75,536	176,431
Total property and equipment, at cost	5,539,329	5,807,776
Less: accumulated depreciation	(1,157,566)	(995,252)
Property and equipment, net	$4,381,763	$4,812,524

Schedule of Carrying Value of the Pledged Buildings and Improvements	As of June 30, 2024 and 2023, the Company pledged buildings and improvements to secure the short-term loan banking facilities granted to the Company. The carrying value of the pledged buildings and improvements were as follows:
	2024	2023
Buildings and improvements, at cost	$4,995,614	$4,963,911
Less: accumulated depreciation	(925,894)	(498,266)
Buildings and improvements, net	$4,069,720	$4,465,645